Taxes - Schedule of Significant Portions of the Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025
Deferred tax assets [Abstract]
Bad debt allowance	$ 39,693	$ 20,171
Net operating loss carry-forward	82,225	52,877
Less: valuation allowance	8,398	6,665
Total	$ 113,520	$ 66,383